Long-term Debt - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Covenant compliance	As at December 31, 2015, the Company was in compliance with all of its covenants contained in its credit facilities.
Vessel's carrying value	$ 371,018	$ 381,192
Interest on long-term debt	15,455	14,924	$ 7,264
Accrued interest expense	2,262	1,064
Available liquidity	1,076,549
Cash and cash equivalents	139,314	$ 129,551	$ 62,575	$ 77,246
Available undrawn amount	937,235
Secured Long-term Debt
Debt Instrument [Line Items]
Vessel's carrying value	$ 327,953